Operating Loss (Tables)	9 Months Ended
Sep. 30, 2022
Operating Loss [Abstract]
Schedule of operating loss
Operating loss for the three and nine months ended September 30, 2022 and 2021 has been arrived at after charging/(crediting):

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Depreciation of property, plant and equipment	901	354	2,176	925
Depreciation of right-of-use assets	461	247	1,168	559
Amortisation of intangible assets	1,179	767	3,462	780
Research and development expenses	36,776	12,929	93,235	25,308
Foreign exchange (gain)/loss	(7,421)	(1,658)	(39,892)	1,241
Loss on forward contracts	—	—	11,287	—
Share-based payment charge	10,113	3,374	23,799	6,523